September 1, 1998



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549

   Re:      Transamerica Occidental Life Insurance Company and
            Transamerica Occidental Life Separate Account C (File No. 2-36250)

Dear Commissioners:

On behalf of Transamerica Occidental Life Insurance Company and Transamerica Occidental Life Separate Account C, incorporated by reference is the semi-annual report for the underlying fun, Transamerica Variable Insurance Fund, Inc., filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 ("Act").

Entity:           Transamerica Variable Insurance Fund, Inc.
File No.:         811-9126
CIK:              1002786
Accession No.:    0001002786-98-000019
Date of Filing:   8-31-98

This semi-annual report is for the period ending June 30, 1998, and has been transmitted to contract holders in accordance with Rule 30d-1 under the Act.

If you have any questions regarding this filing, please contact the undersigned at (213) 742-3126.

Very truly yours,



Susan Vivino
Paralegal

Cc:      Regina Fink, Esq.